Shareholders' Equity and Stock Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Summary of stock options activity
Outstanding beginning balance, options		11,568,400
Outstanding, Weighted-average exercise price, beginning balance		$ 47.06
Outstanding ,Weighted-average remaining contractual life beginning balance		5.75
Outstanding, Aggregate intrinsic value beginning balance		$ 62.0
Granted, Options	1,550,300
Granted, weighted-average exercise price	$ 39.08
Exercised, options	(169,100)
Exercised, weighted-average exercise price	$ 23.23
Forfeited or expired, options	(1,603,900)
Forfeited or expired, Weighted-average exercise price	$ 51.71
Outstanding ending balance, options	11,345,700	11,568,400
Outstanding, Weighted-average exercise price, ending balance	$ 46.27	$ 47.06
Outstanding ,Weighted-average remaining contractual life ending balance	5.67	5.75
Outstanding, Aggregate intrinsic value ending balance	12.0	62.0
Options vested and expected to vest, options	10,962,600
Options vested and expected to vest, Weighted-average exercise price	$ 46.66
Options vested or expected to vest Weighted-average remaining contractual life	5.58
Options vested and expected to vest, Aggregate Intrinsic Value	11.5
Options exercisable	7,611,900
Options exercisable ,Weighted-average exercise price	$ 51.98
Options exercisable ,Weighted-average remaining contractual life	4.44
Options exercisable, Aggregate Intrinsic Value	$ 6.2